Disclosure of number and weighted average exercise prices of share options (Details)	6 Months Ended	12 Months Ended
	Feb. 28, 2019 CAD ($) Share	Aug. 31, 2018 CAD ($) Share
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	308,550	438,228
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 45.2	$ 46.5
Number of share options forfeited in share-based payment arrangement | Share	(46,300)	(129,678)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $	$ 130.0	$ 41.5
Number of share options outstanding in share-based payment arrangement at end of period | Share	262,250	308,550
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 30.3	$ 45.2